Segment information - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) customer
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Product sales	€ 114,797	€ 62,984	€ 65,938
Other revenues	246,506	285,101	€ 44,383
Number of largest customers | customer			2
Largest customers
Disclosure of operating segments [line items]
Product sales	16,000	41,800	€ 33,800
Other revenues	€ 169,200	€ 253,300
Largest customer one
Disclosure of operating segments [line items]
Other revenues			31,600
Largest customer two
Disclosure of operating segments [line items]
Other revenues			€ 7,500